Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Apr. 14, 2025	Apr. 06, 2025	Aug. 30, 2023	Nov. 28, 2013	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Shareholders' Equity [Line Items]
Ordinary share, voting rights					one
Number of shares issued value through its ATM (in Dollars)					$ 825
Stock issued for services		30,000,000
Expenses for shares issued for services (in Dollars)					141	$ 113
Gross proceeds amount (in Dollars)	$ 3,000
Aggregate issuance costs (in Dollars)					$ 452
Shares held					10,000,000,000
Ordinary shares, shares authorized					20,000,000,000		10,000,000,000
2013 Plan [Member] | Board of Directors Chairman [Member]
Shareholders' Equity [Line Items]
Increase number of ordinary shares				85,000,000
2023 Plan [Member]
Shareholders' Equity [Line Items]
Shares available for future grant					50,000,000
Ordinary Shares [Member]
Shareholders' Equity [Line Items]
Number of shares issued through its ATM					204,225,600
Number of shares issued value through its ATM (in Dollars)
Ordinary Shares [Member] | 2023 Plan [Member]
Shareholders' Equity [Line Items]
Increase number of ordinary shares			100,000,000
Registered Direct Offering [Member]
Shareholders' Equity [Line Items]
Warrant percentage	7.00%
Registered Direct Offering [Member] | Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Sale of stock shares issued	750,000,000
American Depositary Shares [Member]
Shareholders' Equity [Line Items]
Aggregate number of shares	52,500,000
Ordinary shares represented	175,000
Warrants exercise price (in Dollars per share)	$ 1.5
American Depositary Shares [Member] | Purchase Agreement [Member]
Shareholders' Equity [Line Items]
Sale of stock shares issued	0.004